Income Taxes - Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Pretax income in The Netherlands	$ (1,675)	$ 42,220	$ 20,695
Pretax income from foreign operations	227,412	72,155	36,213
Income before income taxes	$ 225,737	$ 114,375	$ 56,908